Net Income - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 TWD ($)
Employee benefits expense [Line Items]
Employees' compensation payables	$ 1,429
Remuneration to directors payables	$ 39
Bottom of Range [Member]
Employee benefits expense [Line Items]
Employees' compensation distribution rate	1.70%
Top of Range [Member]
Employee benefits expense [Line Items]
Employees' compensation distribution rate	4.30%
Directors' remuneration distribution rate	0.17%